N-2 - $ / shares	12 Months Ended
	Jun. 30, 2025	Jul. 01, 2024	Jun. 30, 2024	Jul. 01, 2023
Cover [Abstract]
Entity Central Index Key	0001957121
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Felicitas Private Markets Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to deliver a combination of yield and capital appreciation. The Fund intends to seek its investment objective through a portfolio of private equity, private credit and real estate investments (“private assets”). Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “private assets” (“80% Policy”). For purposes of this 80% Policy, private assets include: (i) investments in general or limited partnerships, funds, corporations, trusts, closed-end funds (including, without limitation, funds-of-funds) (together, “Investment Funds”) that are managed by independent investment managers (i.e., investment advisers unaffiliated with the Advisers) (each, an “Underlying Manager” and collectively, the “Underlying Managers”); (ii) secondary investments in Investment Funds managed by Underlying Managers; (iii) co-investment vehicles that invest alongside Investment Funds; and (iv) other direct investments in the equity or debt of a company, which are not generally available to unaccredited investors (each, a “Direct Investment” and together with the Investment Funds, the “Investments”). Investment Funds will be limited to (i) private funds (e.g., exempt under Section 3(c)(1) or 3(c)(7) from registration under the 194Act), or (ii) registered investment companies and non-traded business development companies that invest at least 80% of their assets in “private assets” that are only available to accredited investors. The Fund does not intend to invest directly in real estate but may invest in real estate indirectly through Investment Funds. The Fund’s investments will also include direct investments in equity or debt alongside private equity funds and firms, and the Fund may provide debt or preferred equity financing to other companies, institutions, funds, or fund managers. The Fund will invest primarily in Investment Funds and, to a lesser extent, in co-investments and direct investment. The Fund may change the 80% Policy without shareholder approval upon at least 60 days’ prior written notice to Shareholders.

Risk [Text Block]

The Fund is subject to substantial risks — including market risks, strategy risks and Underlying Manager risks. Private Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be entitled to the various protections afforded by the 1940 Act with respect to its investments in private Investment Funds. While the Advisers will attempt to moderate any risks of securities activities of the Underlying Managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Advisers will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

The Fund’s investing activities and those of the Investment Funds expose the Fund to various types of financial risks that are associated with the financial instruments and markets in which they invest. These financial risks include credit risk, liquidity risk and market risk (including foreign currency risk, interest rate risk and other price risks). The Fund’s overall risk management program focuses on minimizing potential adverse effects on the Fund’s performance resulting from these financial risks. The Fund attempts to manage these financial risks on an aggregate basis along with other risks associated with its investing activities.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events, may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Credit Risk

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

Liquidity Risk

Investments held by the Fund are generally in illiquid securities and partnership interests acquired through privately negotiated transactions, and there is no assurance that the Fund will be able to realize such investments in a timely manner. The Fund’s ability to exit its investments may be adversely affected by market conditions.

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk includes foreign currency, interest rate risk and other price risks.

Foreign Currency and Exchange Risks

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. To the extent that the Fund directly or indirectly holds assets in foreign currencies, the Fund will be exposed to a degree of currency risk which may adversely affect performance. Changes in foreign currency exchange rates may materially affect the value of investments in the portfolio.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The fair value of debt securities in which the Investment Funds invest is sensitive to changes in interest rates and market conditions within the United States and other countries. The fair values of equity securities may be indirectly affected by changes in interest rates as well.

Other Price Risks

Other price risks relate to the risks that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from foreign currency or interest rate risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market. These risks may include equity and commodity risk.

Concentration Risk

The investment portfolio of the Fund may be subject to rapid change in value than would be the case if the Fund were to maintain a wide diversification amount securities or industry sectors.

NAV Per Share	$ 21.05	$ 20.27	$ 20.27	$ 20
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

5.      Capital Stock

The Fund has designated two separate classes of Shares of the Fund, Class Y Shares and Class I Shares. Class Y Shares and Class I Shares are currently offered. As of June 30, 2025, there were no Class I Shares outstanding. The Fund has received an SEC exemptive order that permits the Fund to offer more than one class of Shares. The Fund’s Shares will generally be offered as of the first business day of each calendar quarter or at such other times as may be determined by the Board. The Shares will be issued at NAV per Share. Effective November 30, 2023, the Fund registered $175,000,000 for sale under the Fund’s registration statement. No Shareholder will have the right to require the Fund to redeem its Shares.

The minimum initial investment for Class Y Shares of the Fund is $250,000 and the minimum additional investment in Class Y Shares of the Fund by any Shareholder is $25,000. The minimum initial investment for Class I Shares of the Fund is $25,000 and the minimum additional investment in Class I Shares of the Fund by any Shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. At the sole discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to, but is not obligated to, provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly on or about March 31, June 30, September 30 and December 31 of each year. Any repurchases of Shares will be made at such times and on such terms as may be determined by the Board from time to time in its sole discretion. However, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. In determining whether the Fund should offer to repurchase Shares from Shareholders of the Fund pursuant to repurchase requests, the Board may consider, among other things, the recommendation of the Investment Adviser as well as a variety of other operational, business and economic factors. If the Board determines that the Fund will offer to repurchase Shares, written notice will be provided to Shareholders that describes the commencement date of the repurchase offer, specifies the date on which repurchase requests must be received by the Fund, and contains other terms and information Shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than 20 business days after the commencement date of the repurchase offer, provided that such Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. Each repurchase offer will be offered pursuant to the tender offer rules of the Securities Exchange Act of 1934. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

For the year ended June 30, 2025, the Fund’s capital stock transactions are reported on the Consolidated Statements of Changes in Net Assets.

Security Title [Text Block]	Capital Stock
Market Disruption and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events, may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Banking Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Investments held by the Fund are generally in illiquid securities and partnership interests acquired through privately negotiated transactions, and there is no assurance that the Fund will be able to realize such investments in a timely manner. The Fund’s ability to exit its investments may be adversely affected by market conditions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk includes foreign currency, interest rate risk and other price risks.

Foreign Currency and Exchange Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency and Exchange Risks

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. To the extent that the Fund directly or indirectly holds assets in foreign currencies, the Fund will be exposed to a degree of currency risk which may adversely affect performance. Changes in foreign currency exchange rates may materially affect the value of investments in the portfolio.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The fair value of debt securities in which the Investment Funds invest is sensitive to changes in interest rates and market conditions within the United States and other countries. The fair values of equity securities may be indirectly affected by changes in interest rates as well.

Other Price Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Price Risks

Other price risks relate to the risks that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from foreign currency or interest rate risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market. These risks may include equity and commodity risk.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk

The investment portfolio of the Fund may be subject to rapid change in value than would be the case if the Fund were to maintain a wide diversification amount securities or industry sectors.

Class Y Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 21.05
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	5,347,676